Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax
Schedule of components of Income (loss) before income taxes

	Year Ended December 31,
	2013	2014	2015
	$	$	$
Income (loss) before income taxes:
PRC	91,779,478	111,905,366	70,382,855
Outside of PRC	(45,994,531)	(29,476,625)	(25,041,651)

Total	45,784,947	82,428,741	45,341,204

Schedule of expense (benefit) for income taxes

	Year Ended December 31,
	2013	2014	2015
	$	$	$
Current Tax
PRC	21,147,165	17,905,374	17,990,790
Outside of PRC	—	10,072	17,425

	21,147,165	17,915,446	18,008,215

Deferred Tax
PRC	(18,081,440)	(2,369,482)	(7,700,893)
Outside of PRC	—	—	—

	(18,081,440)	(2,369,482)	(7,700,893)

Income tax expense	3,065,725	15,545,964	10,307,322

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2014	2015
	$	$
Deferred tax assets:
Accrued salary expenses	11,991,920	11,248,353
Bad debt provision	3,867,755	6,587,704
Net operating loss carry forwards	3,574,524	3,787,766
Advertising expenses temporarily non-deductible	11,097,262	11,307,976
Other	459,506	492,160

Gross deferred tax assets	30,990,967	33,423,959
Valuation allowance	(957,162)	(654,267)

Total deferred tax assets	30,033,805	32,769,692

Analysis as:
Current	29,857,574	31,073,758
Non-current	176,231	1,695,934

Deferred tax liabilities:
Amortization of intangible and other assets	26,041,591	22,997,731

Total deferred tax liabilities	26,041,591	22,997,731

Analysis as:
Current	—	—
Non-current	26,041,591	22,997,731

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2013	2014	2015
	$	$	$
Balance as of January 1	(831,361)	(1,051,973)	(957,162)
Reverse (additions)	(194,892)	—	255,264
Write off	—	90,811	—
Changes due to exchange rate translation	(25,720)	4,000	47,631

Balance as of December 31	(1,051,973)	(957,162)	(654,267)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2013	2014	2015
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	3.45%	3.27%	5.17%
Other expenses not deductible for tax purposes	1.12%	0.72%	3.71%
Effect of tax holiday	(19.06)%	(13.69)%	(13.18)%
Effect of different tax rate of subsidiary operation in other jurisdiction	0.02%	1.08%	2.05%
Effect of different tax rate of DTA and DTL applied	(4.36)%	2.29%	(2.37)%
Valuation allowance movement	0.42%	—	(0.56)%
Withholding tax	—	0.19%	2.91%
Other	0.11%	—	—

	6.70%	18.86%	22.73%

Schedule of the aggregate amount and per share effect of the tax holiday
	Year Ended December 31,
	2013	2014	2015
	$	$	$
The aggregate dollar effect	8,725,381	11,285,429	5,977,806
Per share effect—basic	0.07	0.09	0.04
Per share effect—diluted	0.07	0.09	0.04